Operating Segments	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Operating Segments
21.
Operating segments

Operating segments are defined as components of an enterprise that engage in business activities and for which discrete financial information is available that is evaluated on a regular basis by the Chief Operating Decision Maker (“CODM”) to make decisions about how to allocate resources and assess performance. As discussed in Note 1, in the fourth quarter of 2021, we revised our reportable segments as a result of a change in our CODM and how our CODM regularly reviews financial information to allocate resources and assess performance. Our CODM is defined as our Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”), Chief Operating Officer (“COO”), Chief Information Officer (“CIO”), and Chief resource Officer (“CRO”). Our new operating segments, which align with our reportable segments, are: US Acquiring, which focuses on card not present and card present solutions for small to medium size business merchants; Digital Commerce, which provides wallet based online payment solutions through our Skrill and NETELLER brands; and also enables consumers to use cash to facilitate online purchases through paysafecard prepaid vouchers under the Paysafecard and Paysafecash brands. These two operating segments, which are also reportable segments, as they have not been aggregated, are based on how the Company is organized, reflecting the difference in nature of the products and services they each sell. Shared costs are the cost of people and other resources consumed in activities that provide a benefit across more than one segment. Shared costs are allocated to each segment and Corporate primarily based on applicable drivers including headcount, revenue and Adjusted EBITDA. The prior year segment information has been recast to reflect this change.

The CODM evaluates performance and allocate resources based on Adjusted EBITDA of each operating segment. Adjusted EBITDA of each operating segment includes the revenues of the segment less ordinary operating expenses that are directly related to those revenues and an allocation of shared costs. Corporate overhead costs and Corporate’s allocation of shared costs are included in Corporate in the following table. Corporate overhead costs are costs consumed in the execution of corporate activities that are not directly factored into the production of any service provided by the Company’s segments.

The CODM does not receive segment asset data to evaluate performance or allocate resources and therefore such information is not presented.

The Company earns revenue from the sale of US Acquiring and Digital Commerce services. The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2021:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$649,760	$835,934	$—	$1,485,694
Interest revenue	4	1,315	—	1,319
Total Revenue	$649,764	$837,249	$—	$1,487,013
Adjusted EBITDA	$167,584	$351,384	$(75,070)	$443,898

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2020:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$610,704	$811,741	$—	$1,422,445
Interest revenue	12	4,032	—	4,044
Total Revenue	$610,716	$815,773	$—	$1,426,489
Adjusted EBITDA	$179,077	$319,300	$(72,608)	$425,769

The information below summarizes revenue and Adjusted EBITDA by segment for the year ended December 31, 2019:

	US Acquiring	Digital Commerce	Corporate (1)	Total
Revenue from external customers	$624,016	$785,398	$—	$1,409,414
Interest revenue	85	8,641	—	8,726
Total Revenue	$624,101	$794,039	$—	$1,418,140
Adjusted EBITDA	$207,886	$318,984	$(60,529)	$466,341

(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.

A reconciliation of total segments Adjusted EBITDA to the Company’s loss from operations before taxes is as follows:

	Year Ended December 31,
	2021	2020	2019
Segments Adjusted EBITDA	$518,968	$498,377	$526,870
Corporate costs	(75,070)	(72,608)	(60,529)
Depreciation and amortization	(261,372)	(268,166)	(279,831)
Share based compensation	(101,770)	—	—
Impairment expense on intangible assets	(324,145)	(130,420)	(88,792)
Restructuring and other costs	(25,883)	(20,640)	(50,683)
Gain on disposal of subsidiaries and other assets, net	-	13,137	4,777
Other income / (expense), net	239,661	(40,805)	(13,914)
Interest expense, net	(165,827)	(164,788)	(164,559)
Loss before taxes	$(195,438)	$(185,913)	$(126,661)

For the year ended December 31, 2021, Adjusted EBITDA excludes share based compensation expense. No share based compensation expense was recognized for the years ended December 31, 2020 and 2019.

The disaggregated revenue by business line, which aligns with our reporting units, is as follows:

	For the year ended December 31,
	2021	2020	2019
US Acquiring	$649,764	$610,716	$624,101
eCash (1)	406,185	332,941	272,744
Digital Wallet (1)	363,760	394,501	428,148
Integrated & Ecommerce Solutions (IES) (1)	95,582	109,265	111,358
Intracompany (1)	(28,278)	(20,934)	(18,211)
Total Revenue	$1,487,013	$1,426,489	$1,418,140

(1)
These business lines are part of the Digital Commerce segment.

Geographic Information

Revenue by major geographic region is based upon the geographic location of the customers who receive the Company's services. Interest revenue is not included within this table as it is not practicable to apportion its geographical source.

The information below summarizes revenue by geographic area for the year ended December 31, 2021, 2020 and 2019:

	Year Ended December 31,
	2021	2020	2019
United Kingdom	$52,263	$46,037	$63,424
United States of America	683,338	631,570	641,585
Germany	127,119	146,670	115,093
All other countries (1)	622,974	598,168	589,312
Revenue from external customers	$1,485,694	$1,422,445	$1,409,414

(1)
No single country included in the “All other countries” category generated more than 10% of revenues.

The Company has no single customer contributing 10% or more of the Company’s revenue in the period.

The information below summarizes long-lived assets, net by geographic area for the year ended December 31, 2021 and 2020:

	Year Ended December 31,
	2021	2020
United Kingdom	$5,068	$6,198
Canada	6,455	6,898
United States of America	11,416	16,479
Bulgaria	11,442	13,847
Austria	8,682	10,754
All other countries (1)	4,962	4,702
Total long lived assets, net	$48,025	$58,878

(1)
No single country included in the All other countries category generated more than 10% of total long lived assets.